Cover	Sep. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42212
Entity Registrant Name	IMPACT BIOMEDICAL INC.
Entity Central Index Key	0001834105
Entity Tax Identification Number	85-3926944
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	275 Wiregrass Pkwy
Entity Address, City or Town	West Henrietta
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14586
City Area Code	(281)
Local Phone Number	415-6576
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false